Other information (Details) $ / shares in Units, $ in Thousands	Feb. 25, 2022 $ / shares	Jan. 17, 2022 USD ($) Substation MW	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Restricted Net Assets [Abstract]
Restricted net assets			$ 326,000
Subsequent Events [Abstract]
Investments accounted for using equity method			$ 294,581	$ 116,614	$ 139,925
Subsequent Events [Member]
Subsequent Events [Abstract]
Dividend declaration date	Feb. 25, 2022
Dividend approved (in dollars per share) | $ / shares	$ 0.44
Dividend approved expected date to be paid	Mar. 25, 2022
Chile TL4 [Member] | Forecast [Member]
Subsequent Events [Abstract]
Investments accounted for using equity method		$ 8,000
Chile TL4 [Member] | Subsequent Events [Member]
Subsequent Events [Abstract]
Installed capacity | MW		63
Number of substations | Substation		2
Investments accounted for using equity method		$ 39,000
Contract life		50 years